Supplemental Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Condensed Consolidating Financial Information

19. SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

CNH Industrial and certain 100% owned subsidiaries of CNH Industrial (the “Guarantor Subsidiaries”) guarantee the 7.875% Senior Notes issued by Case New Holland Industrial Inc. (formerly known as Case New Holland Inc.) in 2010. As the guarantees are fully unconditional, irrevocable and joint and several with all other guarantees and as the Guarantor Subsidiaries are all 100% owned by CNH Industrial, the Company has included the following condensed consolidating financial information as of March 31, 2015 and December 31, 2014 and for the three months ended March 31, 2015 and 2014. The condensed consolidating financial information reflects investments in consolidated subsidiaries on the equity method of accounting. The goodwill and other intangible assets are allocated to reporting units and are primarily reported by the Guarantor Subsidiaries, except for the portion related to Financial Services which is reported by All Other Subsidiaries. It is not practicable to allocate goodwill and other intangibles to the individual Guarantor Subsidiaries and All Other Subsidiaries.

In an effort to reduce the complexity of the Company’s legal structure and as a part of the Company’s tax planning strategies, CNH Industrial has actively eliminated and transferred legal entities. During the three months ended June 30, 2014, the parent company acquired the assets and operations of a subsidiary related to Agricultural Equipment and Construction Equipment. For comparative purposes, results of prior periods have been restated to include the results and financial position of the subsidiary with the parent entity. These transactions between entities under common control are accounted for at historical cost in accordance with existing accounting guidance. As a consequence, any material future transactions related to CNH Industrial’s legal entity rationalization activities and tax planning strategies may result in a retroactive restatement of the information contained in this note as these transactions are completed.

	Condensed Statements of Operations For the Three Months Ended March 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$373	$3	$2,290	$4,540	$(1,246)	$5,960
Cost and Expenses:
Cost of goods sold	315	—	1,885	3,495	(979)	4,716
Selling, general and administrative expenses	29	—	117	421	—	567
Research and development expenses	3	—	70	117	—	190
Restructuring expenses	—	—	3	9	—	12
Interest expense	45	61	36	363	(221)	284
Interest compensation to Financial Services	2	—	44	—	(46)	—
Other, net	14	(4)	39	51	—	100
	408	57	2,194	4,456	(1,246)	5,869
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(35)	(54)	96	84	—	91
Income taxes	2	(21)	29	67	—	77
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	59	57	79	41	(227)	9
Net income (loss)	22	24	146	58	(227)	23
Net income attributable to noncontrolling interests	—	—	—	1	—	1
Net income (loss) attributable to owners of the parent	$22	$24	$146	$57	$(227)	$22

	Condensed Statements of Comprehensive Income For the Three Months Ended March 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(12)	$24	$(28)	$(269)	$274	$(11)
Comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1
Comprehensive income (loss) attributable to parent	$(12)	$24	$(28)	$(270)	$274	$(12)

	Condensed Balance Sheets As of March 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$19	$—	$59	$3,620	$—	$3,698
Deposits in subsidiaries’ cash management pools	226	—	4,005	—	(4,231)	-
Receivables	535	922	5,161	29,970	(16,235)	20,353
Inventories, net	198	—	1,918	4,989	—	7,105
Property, plant and equipment, net	68	—	1,149	4,971	—	6,188
Equipment on operating leases	—	—	—	1,584	—	1,584
Investments in unconsolidated subsidiaries and affiliates	253	—	1	309	—	563
Investments in consolidated subsidiaries	10,316	6,866	1,983	862	(20,027)	-
Goodwill and intangibles	44	—	2,798	439	—	3,281
Other	284	11	717	4,743	(1,244)	4,511
Total Assets	$11,943	$7,799	$17,791	$51,487	$(41,737)	$47,283
Liabilities and equity:
Debt	$4,956	$4,987	$3,284	$31,073	$(17,661)	$26,639
Trade payables	277	2	2,098	5,494	(2,359)	5,512
Other liabilities	1,795	(40)	3,169	6,943	(1,690)	10,177
Total equity	4,915	2,850	9,240	7,977	(20,027)	4,955
Total Equity and Liabilities	$11,943	$7,799	$17,791	$51,487	$(41,737)	$47,283

	Condensed Statements of Cash Flow For the Three Months Ended March 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income	$22	$24	$146	$58	$(227)	$23
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	6	—	53	217	—	276
Other, net	56	(39)	(449)	(356)	(132)	(920)
Net cash provided by (used in) operating activities	84	(15)	(250)	(81)	(359)	(621)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(5)	—	(26)	(420)	—	(451)
Net collections from retail receivables and related securitizations	—	—	—	454	—	454
Withdrawals from subsidiaries’ cash management pools	—	—	2	—	(2)	—
Other, net	(54)	—	—	391	254	591
Net cash (used in) provided by investing activities	(59)	—	(24)	425	252	594
Financing Activities:
Net (decrease) increase in indebtedness	—	16	406	(1,137)	(318)	(1,033)
Dividends paid	—	(3)	(112)	(292)	407	-
Other, net	16	2	2	(36)	18	2
Net cash provided by (used in) financing activities	16	15	296	(1,465)	107	(1,031)
Other, net	(29)	—	(2)	(376)	—	(407)
Increase (decrease) in cash and cash equivalents	12	—	20	(1,497)	—	(1,465)
Cash and cash equivalents, beginning of year	7	—	39	5,117	—	5,163
Cash and cash equivalents, end of period	$19	$—	$59	$3,620	$—	$3,698

	Condensed Statements of Operations For the Three Months Ended March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$522	$2	$3,162	$5,541	$(1,687)	$7,540
Cost and Expenses:
Cost of goods sold	453	—	2,478	4,465	(1,519)	5,877
Selling, general and administrative expenses	27	—	166	559	—	752
Research and development expenses	4	—	95	158	—	257
Restructuring expenses	—	—	2	10	—	12
Interest expense	45	56	34	295	(119)	311
Interest compensation to Financial Services	3	—	46	—	(49)	—
Other, net	25	—	22	65	—	112
	557	56	2,843	5,552	(1,687)	7,321
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(35)	(54)	319	(11)	—	219
Income taxes	(10)	(22)	74	101	—	143
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	125	200	83	44	(427)	25
Net income (loss)	100	168	328	(68)	(427)	101
Net income attributable to noncontrolling interests	—	—	—	1	—	1
Net income (loss) attributable to owners of the parent	$100	$168	$328	$(69)	$(427)	$100

	Condensed Statements of Comprehensive Income For the Three Months Ended March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income	$120	$168	$623	$23	$(813)	$121
Comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1
Comprehensive income attributable to parent	$120	$168	$623	$22	$(813)	$120

	Condensed Balance Sheets As of December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$7	$—	$39	$5,117	$—	$5,163
Deposits in subsidiaries’ cash management pools	230	—	4,135	—	(4,365)	—
Receivables	658	1,034	5,479	33,393	(18,038)	22,526
Inventories, net	233	—	1,711	5,064	—	7,008
Property, plant and equipment, net	75	—	1,186	5,604	—	6,865
Equipment on operating leases	—	—	—	1,518	—	1,518
Investments in unconsolidated subsidiaries and affiliates	245	—	1	359	—	605
Investments in consolidated subsidiaries	10,877	6,965	2,110	1,530	(21,482)	—
Goodwill and intangibles	50	—	2,824	460	—	3,334
Other	258	(55)	696	5,164	(1,169)	4,894
Total Assets	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913
Liabilities and equity:
Debt	$5,622	$5,011	$3,275	$34,947	$(19,261)	$29,594
Trade payables	307	18	2,257	6,145	(2,745)	5,982
Other liabilities	1,782	(69)	3,272	7,957	(1,566)	11,376
Total equity	4,922	2,984	9,377	9,160	(21,482)	4,961
Total Equity and Liabilities	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913

	Condensed Statements of Cash Flow For the Three Months Ended March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$100	$168	$328	$(68)	$(427)	$101
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3	—	49	221	—	273
Other, net	138	(35)	(603)	(1,850)	72	(2,278)
Net cash provided by (used in) operating activities	241	133	(226)	(1,697)	(355)	(1,904)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(2)	—	(30)	(438)	—	(470)
Net additions from retail receivables and related securitizations	—	—	—	234	—	234
Withdrawals from subsidiaries’ cash management pools	7	—	3	—	(10)	—
Other, net	(214)	(89)	(27)	(74)	629	225
Net cash used in investing activities	(209)	(89)	(54)	(278)	619	(11)
Financing Activities:
Net (decrease) increase in indebtedness	(39)	—	316	1,347	(274)	1,350
Dividends paid	-	(44)	(122)	(50)	213	(3)
Other, net	6	—	92	109	(203)	4
Net cash provided by (used in) financing activities	(33)	(44)	286	1,406	(264)	1,351
Other, net	—	—	(2)	27	—	25
Increase (decrease) in cash and cash equivalents	(1)	—	4	(542)	—	(539)
Cash and cash equivalents, beginning of year	5	—	38	5,524	—	5,567
Cash and cash equivalents, end of period	$4	$—	$42	$4,982	$—	$5,028